STOCKHOLDERS' EQUITY (Details - Warrants) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants outstanding, beginning balance	2,868,397	3,043,397
Outstanding, Weighted Average Exercise Price	$ 0.01229	$ 0.01229
Weighted Average Remaining Contractual Life	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Warrants issued	0	0
Issued, Weighted Average Exercise Price	$ 0	$ 0
Warrants expired/forfeited	0	(175,000)
Expired/Forfeited, Weighted Average Exercise Price	$ 0	$ 0.20
Warrants exercised	0
Warrants expired/forfeited	0	175,000
Warrants outstanding, ending balance	2,868,397	2,868,397	3,043,397
Outstanding Weighted Average Exercise Price	$ 0.00084	$ 0.01229	$ 0.01229